Related parties	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Parties [Abstract]
Disclosure of related party [text block]
Note
33 Related parties

Controlling interest

The main shareholders of GeoPark Limited, a company registered in Bermuda, as of 31 December 2018, are:

Shareholder	Common shares	Percentage of outstanding common shares
James F. Park (a)	7,891,269	13.05%
Gerald E. O’Shaughnessy (b)	6,943,316	11.48%
Manchester Financial Group, LP	5,246,296	8.67%
Compass Group LLC (c)	3,899,301	6.45%
Renaissance Technologies Holdings Corporation (d)	3,527,000	5.83%
Juan Cristóbal Pavez (e)	2,969,116	4.91%
Other shareholders	30,007,149	49.61%
	60,483,447	100.00%

(a)
Held by Energy Holdings, LLC, which is controlled by James F. Park. The number of common shares held by Mr. Park does not reflect the 1,533,927 common shares held as of 31 December 2018 in the Company´s employee benefit trust and to which Mr. Park has voting power. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. Park’s most recent Schedule 13G filed with the SEC on 13 February 2019.
(b)
Held by Mr. O’Shaughnessy directly and indirectly through GP Investments LLP, GPK Holdings, The Globe Resources Group, Inc., and other investment vehicles. The information set forth above and listed in the table is based solely on the disclosure set forth in Mr. O´Shaughnessy’s most recent Schedule 13G filed with the SEC on 13 February 2019.
(c)
The information set forth above and listed in the table is based solely on the disclosure set forth in Compass Group LLC’s most recent Schedule 13F filed with the SEC on 6 February 2019.
(d)
Beneficially owned by Renaissance Technologies Holdings Corporation and Renaissance Technologies LLC (jointly “Renaissance”). The in-formation set forth above and listed in the table is based solely on the disclosure set forth in Renaissance’s most recent Schedule 13G filed with the SEC on 12 February 2019.
(e)
Held through Socoservin Overseas Ltd, which is controlled by Juan Cristóbal Pavez. The common shares reflected as being held by Mr. Pavez include 91,312 common shares held by him personally.

Balances outstanding and transactions with related parties

Account (Amounts in ´000)	Transaction in the year	Balances at year end	Related Party	Relationship
2018
To be recovered from co-venturers	-	1,819	Joint Operations	Joint Operations
To be paid to co-venturers	-	(8,449)	Joint Operations	Joint Operations
Financial results	1,606	-	LGI	Partner
Geological and geophysical expenses	170	-	Carlos Gulisano	Non-Executive Director (a )
Administrative expenses	547	-	Pedro E. Aylwin	Executive Director (b)
)2017
To be recovered from co-venturers	-	2,455	Joint Operations	Joint Operations
Prepayments and other receivables	-	56	LGI	Partner
Payables account	-	(31,184)	LGI	Partner
To be paid to co-venturers	-	(10,015)	Joint Operations	Joint Operations
Financial results	2,224	-	LGI	Partner
Geological and geophysical expenses	170	-	Carlos Gulisano	Non-Executive Director (a )
Administrative expenses	411	-	Pedro E. Aylwin	Executive Director (b)
2016
To be recovered from co-venturers	-	3,311	Joint Operations	Joint Operations
Prepayments and other receivables	-	42	LGI	Partner
Payables account	-	(27,801)	LGI	Partner
To be paid to co-venturers	-	(1,614)	Joint Operations	Joint Operations
Financial results	1,587	-	LGI	Partner
Geological and geophysical expenses	113	-	Carlos Gulisano	Non-Executive Director (a)
Administrative expenses	371	-	Pedro E. Aylwin	Executive Director (b)

(a)
Corresponding to consultancy services.
(b)
Corresponding to wages and salaries for US$ 417,000 (US$ 271,000 in 2017 and US$ 246,000 in 2016) and bonus for US$ 130,000 (US$ 140,000 in 2017 and US$ 125,000 in 2016).

There have been no other transactions with the Board of Directors, Executive officers, significant shareholders or other related parties during the year besides the intercompany transactions which have been eliminated in the Consolidated Financial Statements, the normal remuneration of Board of Directors and other benefits informed in Note 11.